Trade and other payables	6 Months Ended
Jun. 30, 2020
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Trade and other payables
21.
Trade and other payables
NON-CURRENT
TRADE AND OTHER PAYABLES

Million US dollar	30 June 2020	31 December 2019
Indirect taxes payable	118	174
Trade payables	167	237
Deferred consideration on acquisitions	1 194	1 418
Other payables	139	113

Non-current trade and other payables	1 619	1 943

CURRENT TRADE AND OTHER PAYABLE
S

Million US dollar	30 June 2020	31 December 2019
Trade payables and accrued expenses	12 207	15 876
Payroll and social security payables	646	736
Indirect taxes payable	2 627	2 708
Interest payable	1 560	1 679
Consigned packaging	1 014	1 106
Dividends payable	342	338
Deferred income	19	21
Deferred consideration on acquisitions	229	221
Other payables	213	179

Current trade and other payables	18 857	22 864

As at 30 June 2020, deferred consideration on acquisitions is mainly comprised of 0.7 billion US dollar for the put option included in the 2012 shareholders’ agreement between Ambev and ELJ, which may result in Ambev acquiring additional shares in Cervecería Nacional Dominicana S.A. (“CND”) (31 December 2019: 0.7 billion US dollar)
.